September 22, 2008

Securities and Exchange Commission
100 F Street, N.E.
Washington  DC  50549

RE:    Midland National Life Separate Account C
       File Number 333-128910 - Vector Variable Annuity

Commissioners:

Enclosed for filing under the Securities Act of 1933 please find a copy of Post-Effective Amendment No. 10 to the above referenced registration statement.

This amendment is being filed pursuant to paragraph (b) of Rule 485, and pursuant to subparagraph (b) (4) of that Rule, we certify the amendment does not contain disclosure which would render it ineligible to become effective pursuant to said paragraph (b).

If you have any questions about this filing, please contact Fred Bellamy of Sutherland Asbill & Brennan LLP at 202-383-0126 or Fred.Bellamy@sutherland.com.



/s/


Terri Silvius
Assistant Vice President -
Variable Compliance & 38a-1 CCO


cc:       Frederick R. Bellamy
          Sutherland Asbill & Brennan LLP



                                             As filed with the Securities and Exchange Commission on September 22, 2008
                                                                                           Registration Nos. 333-128910
                                                                                                              811-07772
-----------------------------------------------------------------------------------------------------------------------
                                          SECURITIES AND EXCHANGE COMMISSION
                                                WASHINGTON, D.C. 20549
-----------------------------------------------------------------------------------------------------------------------
                                                       FORM N-4

                                REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                         |_|
                                             Pre-Effective Amendment No.                                        |_|
                                         Post-Effective Amendment No.    10                                     |X|
                                                                      --------
                                                           and
                                  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY                           |_|
                                                      ACT OF 1940
                                                 Amendment No.   86                                             |X|
                                                               ------

                                       MIDLAND NATIONAL LIFE SEPARATE ACCOUNT C
                                              (Exact Name of Registrant)

                                        MIDLAND NATIONAL LIFE INSURANCE COMPANY
                                                  (Name of Depositor)

                                       One Midland Plaza, Sioux Falls, SD 57193
                                 (Address of Depositor's Principal Executive Offices)

                                  Depositor's Telephone Number, including Area Code:
                                                    (605) 335-5700

Name and Address of Agent for Service:                                   Copy to:

Stephen P. Horvat, Jr.                                                   Frederick R. Bellamy, Esq.
Senior Vice President, Secretary and Chief Legal Officer                 Sutherland Asbill & Brennan LLP
Midland National Life Insurance Company                                  1275 Pennsylvania Avenue, N.W.
Sammons Financial Group                                                  Washington, DC  20004-2415
525 W. Van Buren
Chicago, IL  60607

                                     Approximate Date of Proposed Public Offering:
                    As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective:
    |X|      Immediately upon filing pursuant to paragraph (b) of Rule 485
    |_|      On   _ pursuant to paragraph (b) of Rule 485
    |_|      60 days after filing pursuant to paragraph (a) of Rule 485
    |_|      On                       pursuant to paragraph (a) of Rule 485
   If appropriate check the following box:

|_|This post-effective amendment designates a new effective date for a previously filed post-effective amendment _______ filed

--------.
                                                  -------------------

                                         Title of securities being registered:
                                                Vector Variable Annuity
                                Individual Flexible Premium Variable Annuity Contracts.

Parts A & B of Post-Effective Amendment No. 8, filed on April 28, 2008, to this registration statement are incorporated herein by reference.

                                                        Part C

                                                   OTHER INFORMATION

Item 24.

(a)  Financial Statements

All required Financial statements are included in Parts A or B of this Registration Statement.

(b)  Exhibits:

     (1)  Resolution of the Board of Directors of Midland National Life Insurance Company authorizing establishment of Separate Account C  (1)

     (2)  Not Applicable

     (3)  (a) Principal Underwriting Agreement between Midland National Life Insurance Company and Sammons
              Securities (2)

          (b) Registered Representative Contract  (1)

     (4)  (a) Form of Flexible Premium Deferred Variable Annuity Contract (6)
          (b) Form of the Extra Credit Rider (6)
          (c) Form of the Estate Planning Rider (5)
          (d) Form of the Shortened CDSC Rider (6)
          (e) Form of the Five for Life Plus Rider (6)
          (f) Form of the GMDB Plus Rider (6)
          (g) Form of the GMIB Plus Rider (6)
          (h) Form of the Waiver of Surrender Charges for Nursing Home Confinement Rider (5)

     (5)  (a) Form of Application for Flexible Premium Deferred Variable Annuity Contract (2)

     (6)  (a) Articles of Incorporation of Midland National Life Insurance Company (1)

          (b) By-laws of Midland National Life Insurance Company  (1)

     (7)  Not Applicable

     (8)  (a) Form of Participation Agreement between Midland National Life Insurance Company and American
              Century Investment Services Inc. (1)

          (b) Form of Participation Agreement between Midland National Life Insurance Company and Rydex Global
              Advisors. (3)

          (c) Amendment to Participation Agreement between Midland National Life Insurance Company and Rydex
              Global Advisors. (4)

          (d) Form of Participation Agreement between Midland National Life Insurance Company and Credit Suisse
              Asset Management, LLC. (7)

          (e) Form of Participation Agreement between Midland National Life Insurance Company and The Dreyfus
              Corporation. (7)

          (f) Form of Participation Agreement between Midland National Life Insurance Company and Rafferty Asset
              Management, LLC. (7)

          (g) Amendment to Participation Agreement between Midland National Life Insurance Company and Rydex
              Investments. (7)

          (h) Form of Participation Agreement between Midland National Life Insurance Company and Morgan
              Stanley Investment Management, Inc. (7)

          (i) Form of Participation Agreement between Midland National Life Insurance Company and Fred Alger
              Management, Inc.  (8)

          (j) Form of Participation Agreement between Midland National Life Insurance Company and Goldman
              Sachs Variable Insurance Trust.  (9)

          (k) Form of Participation Agreement between Midland National Life Insurance Company and Pacific
              Investment Management Company LLC. (10)

          (l) Form of Participation Agreement between Midland National Life Insurance Company and PIMCO
              Advisors VIT. (9)

          (m) Form of Participation Agreement between Midland National Life Insurance Company and Van Eck
              Associates Corporation. (11)

          (n) Amendments to Participation Agreement between Midland National Life Insurance Company and Van
              Eck.  (3)

          (o) Amendment to Participation Agreement between Midland National Life Insurance Company and Van
              Eck. (12)

          (p) Form of Participation Agreement between Midland National Life Insurance Company and AIM
              Distributors, Inc.  (13)

          (q) Form of Participation Agreement between Midland National Life Insurance Company and ProFund
              Advisors, LLC. (14)

          (r) AIM Fund Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between Midland National
              Life Insurance Company and A I M Investment Services, Inc.   (16)

          (s) Rule 22c-2 Agreement between Midland National Life Insurance Company and Fred Alger & Company,
              Inc.   (16)

          (t) Shareholder Information Agreement between Midland National Life Insurance Company and American
              Century Investment Services, Inc.   (16)

          (u) Rule 22c-2 Shareholder Information Agreement between Midland National Life Insurance Company Credit
              Suisse Asset Management Securities, Inc.   (17)

          (v) Rule 22c-2 Shareholder Information Agreement between Midland National Life Insurance Company and
              DireXion Funds.   (17)

          (w) Rule 22c-2 Supplement to Participation agreement between Midland National Life Insurance Company and
              The Dreyfus Service Corporation.  (17)

          (x) Variable Annuity Shareholder Information Agreement between Midland National Life Insurance Company and Goldman Sachs Variable Insurance Trust.  (16)

          (y) Rule 22c-2 Amendment to Participation Agreement between Midland National Life Insurance Company and
              Allianz Global Investors Distributors, Inc., principal underwriters for PIMCO Variable Insurance Trust.
              (16)

          (z) Rule 22c-2 Agreement between Midland National and Rydex Distributors, Inc.  (16)

         (aa) Shareholder Information Agreement between Midland National Life Insurance Company and Van Eck
              Securities Corporation.  (16)

         (bb) Van Kampen Life Investment Trust Shareholder Information Agreement between Midland National Life
              Insurance Company and Van Kampen Funds, Inc.  (17)

         (cc) Van Kampen Universal Institutional Funds, Inc. Shareholder Information Agreement between Midland
              National Life Insurance Company and Morgan Stanley Distributors Inc.  (17)


     (9)  (a) Opinion and Consent of Counsel (17)
          (b) Power of Attorney (18)


     (10) (a) Consent of Sutherland, Asbill & Brennan, LLP (17)
          (b) Consent of Independent Registered Public Accounting Firm (17)

     (11) Not Applicable

     (12) Not Applicable

     (13) Performance Data Calculations  (3)

----------------------

(1)    Incorporated herein by reference to Post-Effective Amendment No. 4 on April 29, 1997 for Form N-4 (File No.
       33-64016).
(2)    Incorporated herein by reference to Post-Effective Amendment No. 1 on April 22, 2002 for Form N-4 (File No.
       333-71800).
(3)    Incorporated herein by reference to Post-Effective Amendment No. 5 on April 28, 2003 for Form N-4 (File No.
       333-71800).
(4)    Incorporated herein by reference to Post-Effective Amendment No. 1 on April 28, 2004 for Form N-4 (File No.
       333-108437)
(5)    Incorporated herein by reference to Post-Effective Amendment No. 7 on June 23, 2005 for Form N-4 (File No.
       333-71800)
(6)    Incorporated herein by reference to Initial Filing on October 7, 2005 for Form N-4 (333-128910)
(7)    Incorporated herein by reference to Pre-Effective Amendment No. 1 on January 11, 2006 for Form N-4 (File
       No. 333-128910)
(8)    Incorporated herein by reference to Post-Effective Amendment No. 6 for Form S-6 on February 15, 2001 (File
       No. 333-14061)
(9)    Incorporated herein by reference to Post-Effective Amendment No. 6 for Form N-4 on April 29, 2005 (File No.
       333-108437)
(10)   Incorporated herein by reference to Post-Effective Amendment No. 11 for Form N-6 on April 29, 2003 (File No.
       333-14061)
(11)   Incorporated herein by reference to Pre-Effective Amendment No. 1   for Form N-4 on January 14, 2002 (File
       No. 333-71800)
(12)   Incorporated herein by reference to Post-Effective Amendment No. 5 for Form N-4 on November 24, 2004
       (File No. 333-108437)
(13)   Incorporated herein by reference to Post-Effective Amendment No. 6 for Form N-6 on April 26, 2006 (File No.
       333-58300)
(14)   Incorporated herein by reference to Post-Effective Amendment No. 1 on April 28, 2006 for Form N-4 (File No.
       333-128910)
(15)      Incorporated herein by reference to Post-Effective Amendment No. 4 on April 27, 2007 on Form N-4 (File
       No. 333-128910)
(16)      Incorporated herein by reference to Post-Effective Amendment No. 12 for Form N-4 on April 28, 2008 (File
       No. 333-108437)

(17)   Incorporated herein by reference to Post-Effective Amendment No. 8 for Form N-4 on April 28, 2008. (File No.
       333-128910)
(18)   Filed herewith
(19)   To be filed by amendment

Item 25. Directors and Officers of the Depositor

--------------------------------------------------------------------- -----------------------------------------------------
Name and Principal Business Address*                                  Position and Offices with Depositor
--------------------------------------------------------------------- -----------------------------------------------------

Michael M. Masterson***.........................................      Chief Executive Officer - Chairman

--------------------------------------------------------------------- -----------------------------------------------------

John J. Craig II***.............................................      Senior Vice President and Chief Financial Officer -
                                                                      Director

--------------------------------------------------------------------- -----------------------------------------------------
Robert W. Korba.................................................      Director
--------------------------------------------------------------------- -----------------------------------------------------
David E. Sams...................................................      Director
--------------------------------------------------------------------- -----------------------------------------------------

Steven C. Palmitier***..........................................      President and Chief Operating Officer - Director

--------------------------------------------------------------------- -----------------------------------------------------
Stephen P. Horvat, Jr***.....................................         Senior Vice President - Legal
--------------------------------------------------------------------- -----------------------------------------------------
Donald T. Lyons**                                                     Senior Vice President and Corporate Actuary
--------------------------------------------------------------------- -----------------------------------------------------
Melody R.J. Jensen...........................................         Vice President, General Counsel and Secretary
--------------------------------------------------------------------- -----------------------------------------------------
Thomas C. Stavropoulos***                                             Vice President and Chief Compliance Officer
--------------------------------------------------------------------- -----------------------------------------------------
Gary J. Gaspar***...............................................      Senior Vice President and Chief Information Officer
--------------------------------------------------------------------- -----------------------------------------------------
Esfandyar E. Dinshaw**..........................................      President, Annuity Division  - Director
--------------------------------------------------------------------- -----------------------------------------------------
Gary W. Helder..................................................      Vice President, Administration
--------------------------------------------------------------------- -----------------------------------------------------
Robert W. Buchanan..............................................      Vice President, New Business and Underwriting
--------------------------------------------------------------------- -----------------------------------------------------
Timothy A. Reuer................................................      Vice President, Product Development
--------------------------------------------------------------------- -----------------------------------------------------
Robert R. Tekolste..............................................      Senior Vice President, Operations - Annuity
                                                                      Division
--------------------------------------------------------------------- -----------------------------------------------------
Teresa A. Silvius***............................................      Assistant Vice President - Variable Compliance &
                                                                      38a-1 CCO
--------------------------------------------------------------------- -----------------------------------------------------
Kevin S. Bachmann...............................................      Senior Vice President, Sales, and Chief Marketing
                                                                      Officer
--------------------------------------------------------------------- -----------------------------------------------------
Gregory S. Helms................................................      2nd Vice President, Policy Administration
--------------------------------------------------------------------- -----------------------------------------------------
Cindy Reed**....................................................      Senior Vice President and Chief Marketing Officer,
                                                                      Annuity Division
--------------------------------------------------------------------- -----------------------------------------------------
Ronald J. Markway**.............................................      Vice President, New Business -- Annuity Division
--------------------------------------------------------------------- -----------------------------------------------------
Michael L. Yanacheak**..........................................      2nd Vice President, Product Development, Annuity
                                                                      Division
--------------------------------------------------------------------- -----------------------------------------------------
Teri L. Ross**..................................................      Assistant Vice President, Variable Annuity
                                                                      Services, Annuity Division
--------------------------------------------------------------------- -----------------------------------------------------
Richard T. Hicks................................................      Assistant Vice President, Policy Administration
--------------------------------------------------------------------- -----------------------------------------------------
Randy D. Shaull.................................................      Associate Actuary, Product Development
--------------------------------------------------------------------- -----------------------------------------------------

* Unless noted otherwise, the principal business address for each officer and director is One Midland Plaza, Sioux Falls, SD 57193-9991
**    Annuity Division, 4601 Westown Parkway, Suite 300, West Des Moines, IA
      50266
***   525 W. Van Buren, Chicago, IL 60607

Item 26.

Persons Controlled by or Under Common Control With the Depositor.

The Depositor, Midland National Life Insurance Company (Midland) is an indirect subsidiary of Sammons Enterprises, Inc. The Registrant is a segregated asset account of Midland. Sammons Enterprises, Inc. is owned by The Charles A. Sammons 1987 Charitable Remainder Trust Number Two. Other direct or indirect subsidiaries of Sammons Enterprises, Inc. (SEI) are:

  ----------------------------------------------------------- -------------------------- -------------------------
                                                                                            Percent Of Voting
  Name                                                        Jurisdiction                   Securities Owned
  ----------------------------------------------------------- -------------------------- -------------------------
  Sammons Capital, Inc.                                       Delaware                         100% by SEI
  ----------------------------------------------------------- -------------------------- -------------------------
  Consolidated Investment Services, Inc. (CISI)               Nevada                           100% by SEI
  ----------------------------------------------------------- -------------------------- -------------------------
  MH Imports, Inc.                                            Delaware                         100% by CISI
  ----------------------------------------------------------- -------------------------- -------------------------
  Mykonos 6420 LP                                             Texas                           74.25% by CISI
  ----------------------------------------------------------- -------------------------- -------------------------
  Richmond Holding Company, LLC
  Cancelled February 9, 2007
  ----------------------------------------------------------- -------------------------- -------------------------
  Sammons Financial Group, Inc. (SFG)                         Delaware                         100% by CISI
  ----------------------------------------------------------- -------------------------- -------------------------
  Midland National Life Insurance Company (MNL)               Iowa                             100% by SFG
  ----------------------------------------------------------- -------------------------- -------------------------
  SFG Reinsurance Company                                     South Carolina                   100% by MNL
  ----------------------------------------------------------- -------------------------- -------------------------
  North American Company for Life and Health Insurance
  (NACOLAH)
  Redomesticated from the State of Illinois to State of       Iowa                             100% by SFG
  Iowa September 27, 2007
  ----------------------------------------------------------- -------------------------- -------------------------
  NACOLAH Ventures, L.L.C.                                    Delaware                        99% by NACOLAH
                                                                                                1% by SFG
  ----------------------------------------------------------- -------------------------- -------------------------
  Parkway Holdings, Inc. (PHI)
  Merged into Parkway Mortgage, Inc. December 31, 2007
  ----------------------------------------------------------- -------------------------- -------------------------
  Parkway Mortgage, Inc.                                      Delaware                         100% by CISI
  ----------------------------------------------------------- -------------------------- -------------------------
  CH Holdings, Inc.
  Merged into Cathedral Hill Hotel, Inc. September 17,
  2007
  ----------------------------------------------------------- -------------------------- -------------------------
  Sammons Corporation                                         Delaware                         100% by CISI
  ----------------------------------------------------------- -------------------------- -------------------------
  Otter, Inc.                                                 Oklahoma                         100% by CISI
  ----------------------------------------------------------- -------------------------- -------------------------
  Cathedral Hill Hotel, Inc.                                  Delaware                         100% by CISI
  ----------------------------------------------------------- -------------------------- -------------------------
  Sammons Power Development, Inc. (SPDI)                      Delaware                         100% by CISI
  ----------------------------------------------------------- -------------------------- -------------------------
  Gila Bend Power Partners,  L.L.C.                           Delaware                         50% by SPDI
  ----------------------------------------------------------- -------------------------- -------------------------
  H2O Distribution, Inc.
  Merged into Cathedral Hill Hotel, Inc. December 11, 2007
  ----------------------------------------------------------- -------------------------- -------------------------
  Sammons Distribution Holdings, Inc. (SDHI)                  Delaware                         100% by CISI
  ----------------------------------------------------------- -------------------------- -------------------------
  Sammons CTP, Inc.                                           Pennsylvania                     100% by SDHI
  ----------------------------------------------------------- -------------------------- -------------------------
  Sammons VPC, Inc.                                           Delaware                         100% by SDHI
  ----------------------------------------------------------- -------------------------- -------------------------
  Opus 5949 LLC                                               Texas                           75% by Sammons
                                                                                                VPC, Inc.
  ----------------------------------------------------------- -------------------------- -------------------------
  Sammons BW, Inc.                                            Delaware                         100%by SDHI
  ----------------------------------------------------------- -------------------------- -------------------------
  TMIS, Inc.
  Merged into Sammons BW, Inc. December 27, 2007
  ----------------------------------------------------------- -------------------------- -------------------------
  Briggs ITD Corp.
  Dissolved December 31, 2007
  ----------------------------------------------------------- -------------------------- -------------------------
  Briggs Equipment Trust (BET)
  Merged into BEI, Inc. June 29, 2007
  ----------------------------------------------------------- -------------------------- -------------------------
  Briggs Equipment Mexico, Inc.                               Delaware                         100% by BEI
  ----------------------------------------------------------- -------------------------- -------------------------
  Briggs Equipment, Inc. (BEI)                                Delaware                         100% by CISI
  Incorporated June 25, 2007
  ----------------------------------------------------------- -------------------------- -------------------------
  Briggs International, Inc. (BII)                            Delaware                         100% by CISI
  ----------------------------------------------------------- -------------------------- -------------------------
  Briggs Equipment UK Limited                                 United Kingdom                   100% by BII
  ----------------------------------------------------------- -------------------------- -------------------------
  Montecargas Yale de Mexico S. A. de C.V. (YALESA)           Mexico                            99% by BEI
                                                                                                1% by BEMI
  ----------------------------------------------------------- -------------------------- -------------------------
  Briggs Equipment S.A. de C.V. (BESA)                        Mexico                            99% by BEI
                                                                                                1% by BEMI
  ----------------------------------------------------------- -------------------------- -------------------------
  Briggs Construction Equipment, Inc.                         Delaware                         100% by CISI
  ----------------------------------------------------------- -------------------------- -------------------------
  Crestpark LP, Inc.                                          Delaware                         100% by CISI
  ----------------------------------------------------------- -------------------------- -------------------------
  Crestpark Holding, Inc.
  Merged into Cathedral Hill Hotel, Inc. December 31, 2007
  ----------------------------------------------------------- -------------------------- -------------------------
  Sammons Venture Properties, Inc.                            Delaware                         100% by CISI
  ----------------------------------------------------------- -------------------------- -------------------------
  Sammons Realty Corporation (SRC)                            Delaware                         100% by CISI
  ----------------------------------------------------------- -------------------------- -------------------------
  SRI Ventures, LLC                                           Delaware                          99% by SRC
  ----------------------------------------------------------- -------------------------- -------------------------
  Sammons Income Properties, Inc.                             Delaware                         100% by CISI
  ----------------------------------------------------------- -------------------------- -------------------------
  GBH Venture Co., Inc.                                       Delaware                         100% by CISI
  ----------------------------------------------------------- -------------------------- -------------------------
  The Grove Park Inn Resort, Inc.  (GPIRI)                    Delaware                         100% by CISI
  ----------------------------------------------------------- -------------------------- -------------------------
  GPI Ventures, LLC                                           Delaware                        100% by GPIRI
  ----------------------------------------------------------- -------------------------- -------------------------
  Sammons Tours, Inc.
  Merged into Cathedral Hill Hotel, Inc. October 22, 2007
  ----------------------------------------------------------- -------------------------- -------------------------
  Sammons Securities, Inc. (SSI)                              Delaware                         100% by SFG
  ----------------------------------------------------------- -------------------------- -------------------------
  Sammons Securities Company, L.L.C.                          Delaware                          50% by SSI
  ----------------------------------------------------------- -------------------------- -------------------------
  Herakles Investments, Inc. (HII)                            Delaware                         100% by CISI
  ----------------------------------------------------------- -------------------------- -------------------------
  Sponsor Investments, L.L.C.                                 Texas                             75% by HII
  ----------------------------------------------------------- -------------------------- -------------------------
  SG Reliant Investors, LLC                                   Delaware                        80% by NACOLAH
                                                                                              Ventures, LLC
  ----------------------------------------------------------- -------------------------- -------------------------

Item 27. Number of Contract Owners


As of September 18, 2008 --

         166  Non-Qualified
         139  Qualified


Item 28. Indemnification

Midland National Life Insurance Company indemnifies actions against all officers, directors, and employees to the full extent permitted by Iowa law. This includes any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative. Such indemnification includes expenses, judgments, fines, and amounts paid in settlement of such actions, suits, or proceedings.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29a. Relationship of Principal Underwriter to Other Investment Companies

In addition to Midland National Life Separate Account C, Sammons Securities Company LLC, the principal underwriter of the Registrant, is also the principal underwriter for flexible premium variable life insurance contracts issued through Midland National Life Separate Account A.

Item 29b. Principal Underwriters

The directors and principal officers of Sammons Securities Company LLC are as follows:


                 ----------------------------------------------- -----------------------------------------
                 Name and Principal                              Positions and Offices with
                 Business Address*                               Sammons Securities Company, LLC
                 ----------------------------------------------- -----------------------------------------

                 Steve Palmitier                                 Chief Executive Officer
                 525 West Van Buren
                 Chicago, IL  60607

                 ----------------------------------------------- -----------------------------------------
                 Jerome S. Rydell                                Vice-Chairman

                 ----------------------------------------------- -----------------------------------------
                 Michael Masterson                               Chairman
                 525 West Van Buren
                 Chicago, IL  60607
                 ----------------------------------------------- -----------------------------------------
                 John A. McClellan                               Chief Compliance Officer

                 ----------------------------------------------- -----------------------------------------
                 Kevin Bachmann                                  President and Chief Operating Officer
                 One Midland Plaza
                 Sioux Falls, SD  57193-9991
                 ----------------------------------------------- -----------------------------------------
                 Brandon D. Rydell                               Vice-President

                 ----------------------------------------------- -----------------------------------------

* Unless otherwise indicated, the address of each executive officer of Sammons Securities Company LLC is: 4261 Park Road, Ann Arbor MI 48103.

Item 29c. Compensation of Principal Underwriters

The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant with respect to these Contracts during the Registrant's last fiscal year:

---------------------------- ------------------------- ------------------------ --------------------- ---------------------
            (1)                        (2)                       (3)                    (4)                   (5)
                                 Net Underwriting
     Name of Principal            Discounts and           Compensation on            Brokerage               Other
                                                                         -
        Underwriter                Commissions*              Redemption             Commissions          Compensation**
---------------------------- ------------------------- ------------------------ --------------------- ---------------------
    Sammons Securities               $593,371                     0                      0                  $437,630
       Company, LLC
---------------------------- ------------------------- ------------------------ --------------------- ---------------------

*     Represents commissions paid on Vector variable annuity contracts.

** Represents an underwriting fee paid to Sammons Securities Company for all of Midland National,s variable annuity contracts under Separate Account C. In exchange for the underwriting fee, Sammons Securities Company provides various administrative services. Examples of the services provided include registered representative training sessions, tracking and notification firm element training, attendance at Annual Compliance Meetings, and continuing education required by the FINRA to maintain licensing for all affiliated registered representatives licensed with Midland National. Item
      30. Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Midland National Life Insurance Company at 4601 Westown Parkway, Suite 300, West Des Moines, IA 50266 and 525 West Van Buren, Chicago, IL 60607.

Item 31. Management Services

No management related services are provided to the Registrant, except as discussed in Parts A and B.

Item 32. Undertakings and Representations

(a) A post-effective amendment to this registration statement will be filed as frequently as is necessary to ensure that the audited financial statement in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Any application to purchase a contract offered by the prospectus will include a space that an applicant can check to request a Statement of Additional Information.

(c) Any Statement of Additional Information and any financial statements required to be made available under this form will be delivered promptly upon written or oral request.

(d) Midland National Life Insurance Company represents that all fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and the risk assumed by Midland National Life Insurance Company.

Section 403(b) Representation

Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Contracts, and that paragraphs numbered (1) through (4) of that letter will be complied with.

Statement Pursuant to Rule 6c-7

Midland National Life and Separate Account C rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of that Rule have been or will be complied with. Accordingly, Midland National Life and Separate Account C are exempt from the provisions of Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940 with respect to any variable annuity contract participating in such account to the extent necessary to permit compliance with the Texas Optional Retirement Program.

                                   SIGNATURES



Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Midland National Life Separate Account C, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in Chicago, Illinois this 22nd day of September, 2008.


                                                            By:  MIDLAND NATIONAL LIFE
                                                                 SEPARATE ACCOUNT A (REGISTRANT)

Attest:  /s/ *                                              By:  /s/*
        ----------------------------------------------------     -----------------------------------------------

                                                                              MICHAEL M. MASTERSON
                                                                            Chairman of the Board

                                                            By:  MIDLAND NATIONAL LIFE
                                                                 INSURANCE COMPANY (DEPOSITOR)

Attest:  /s/ *                                              By:  /s/*
        ----------------------------------------------------     -----------------------------------------------
                                                                              MICHAEL M. MASTERSON
                                                                            Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated.

              Signatures                                          Title

/s/  *                                           Chairman of the Board of Directors,
-------------------------------------            Director, Chief Executive Officer
      MICHAEL M. MASTERSON                       (Principal Executive Officer)


/s/  *                                           President
----------------------------------------------   Annuity Division
      ESFANDYAR E. DINSHAW

/s/  *                                           Senior Vice President, Director
----------------------------------------------   Chief Financial Officer
      JOHN J. CRAIG, II                          (Principal Financial Officer)


/s/  *                                           Director, President and Chief Operating Officer
----------------------------------------------   Life Division
      STEVEN C. PALMITIER

/s/  *                                           Senior Vice President,
----------------------------------------------   Corporate Actuary
      DONALD T. LYONS

/s/  *                                           Senior Vice President
----------------------------------------------   Legal
      STEPHEN P. HORVAT, JR.

/s/  *                                           Director, President of Sammons Enterprises, Inc.
----------------------------------------------
      ROBERT W. KORBA

/s/  *                                           Director
----------------------------------------------
      DAVID E. SAMS


*By:  /s/_______________________________________                Date:  September 22, 2008
     ----                                                              ------------------

                   Teresa A. Silvius
                   Attorney-in-Fact

            Pursuant to Power of Attorney

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


                                              Registration No. 333-128910
                                            Post-Effective Amendment No. 10



-----------------------------------------------------------------------------------------------------------------------

                                             SECURITIES AND EXCHANGE COMMISSION
                                                   WASHINGTON, D.C. 20549


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                                                       EXHIBITS

                                                          TO

                                                       FORM N-4

                                                REGISTRATION STATEMENT

                                                         UNDER

                                              THE SECURITIES ACT OF 1933

                                                          FOR

                                       MIDLAND NATIONAL LIFE SEPARATE ACCOUNT C

                                                          AND

                                        MIDLAND NATIONAL LIFE INSURANCE COMPANY



-----------------------------------------------------------------------------------------------------------------------

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                                  EXHIBIT INDEX





---------------------------- ------------------------------
     Item                         Exhibit
---------------------------- ------------------------------
     24(b)(9)(b)                  Power of Attorney
---------------------------- ------------------------------



                               POWER OF ATTORNEY

The undersigned directors and officers of Midland National Life Insurance Company, an Iowa corporation (the "Company"), hereby constitute and appoint Stephen P. Horvat Jr., and Teresa A. Silvius, and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 (33-16354; 33-76318; 333-14061; 333-14081; 333-80975; 333-58300; 333-148111; 333-148824;
333-119088; 333-108437; 333-71800; 33-64016; 333-128910; 333-128978; 333-148008)
and under the Investment Company Act of 1940 (811-05271; 811-07772) with respect to any life insurance or annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and him or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

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



IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this __ _day of                            2008.
                                                                               --------------------------

SIGNATURE                            DATE                       SIGNATURE                            DATE


/s/                                  2/25/08                    /s/                                 2/25/08
------------------------------------                            ------------------------------------
Michael M. Masterson                                            John J. Craig II



/s/                                  2/21/08                    /s/                                 2/18/08
------------------------------------                            ------------------------------------
Steven C. Palmitier                                             Stephen P. Horvat, Jr.



/s/                                  2/25/08                    /s/                                  2/25/08
------------------------------------                            ------------------------------------
Robert W. Korba                                                David E. Sams


/s/                                 2/21/08                     /s/                                  2/21/08
------------------------------------                            ------------------------------------
Donald T. Lyons                                                 Esfandyar E. Dinshaw

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